CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash Flows from Operating Activities:
Net income	¥ 193,991	¥ 119,058	¥ 85,901
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	206,640	177,280	164,185
Provision for doubtful receivables and probable loan losses	13,834	10,016	19,186
Increase in policy liabilities	28,429	20,990	6,421
Deferred tax provision	51,847	32,579	16,227
Equity in net income of affiliates (excluding interest on loans)	(17,619)	(12,874)	(889)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(64,923)	(7,883)	(3,317)
Gains on sales of available-for-sale securities	(14,149)	(17,252)	(8,919)
Gains on sales of real estate under operating leases	(5,872)	(5,816)	(2,222)
Gains on sales of operating lease assets other than real estate	(17,820)	(14,032)	(14,721)
Write-downs of long-lived assets	23,421	17,896	15,167
Write-downs of securities	7,989	22,838	16,470
Decrease (Increase) in restricted cash	22,506	33,852	(5,188)
Decrease (Increase) in trading securities	21,300	(16,264)	55,173
Decrease in inventories	11,707	37,918	26,830
Decrease (Increase) in other receivables	(6,719)	20,782	(7,893)
Increase (Decrease) in trade notes, accounts payable and other liabilities	47,090	(8,715)	22,760
Decrease in accrued expenses	(9,076)	(2,207)	(10,040)
Other, net	(21,583)	(16,862)	(42,137)
Net cash provided by operating activities	470,993	391,304	332,994
Cash Flows from Investing Activities:
Purchases of lease equipment	(859,169)	(736,373)	(603,060)
Principal payments received under direct financing leases	459,003	381,080	348,549
Installment loans made to customers	(1,035,564)	(918,777)	(741,570)
Principal collected on installment loans	1,264,649	1,193,884	918,565
Proceeds from sales of operating lease assets	251,567	173,890	174,139
Investment in affiliates, net	(46,942)	(19,206)	17,808
Proceeds from sales of investment in affiliates	15,426	3,280	2,864
Purchases of available-for-sale securities	(897,246)	(684,870)	(654,873)
Proceeds from sales of available-for-sale securities	318,697	417,534	279,367
Proceeds from redemption of available-for-sale securities	473,126	373,729	361,881
Purchases of held-to-maturity securities	(8,519)	(46,567)	(182)
Purchases of other securities	(24,761)	(26,855)	(44,654)
Proceeds from sales of other securities	26,501	40,568	24,832
Purchases of other operating assets	(52,550)	(15,152)	(17,282)
Acquisitions of subsidiaries, net of cash acquired	(94,395)	(43,223)	(9,252)
Sales of subsidiaries, net of cash disposed	0	(171)	7,554
Other, net	8,011	12,886	(22,929)
Net cash provided by (used in) investing activities	(202,166)	105,657	41,757
Cash Flows from Financing Activities:
Net decrease in debt with maturities of three months or less	(105,784)	(20,507)	(59,769)
Proceeds from debt with maturities longer than three months	1,210,209	1,365,827	1,488,111
Repayment of debt with maturities longer than three months	(1,497,689)	(1,790,616)	(1,782,081)
Net increase in deposits due to customers	127,610	6,623	40,288
Cash dividends paid to ORIX Corporation shareholders	(15,878)	(9,676)	(8,599)
Contribution from noncontrolling interests	11,089	1,133	20,258
Cash dividends paid to redeemable noncontrolling interests	(1,224)	(5,763)	(1,079)
Net decrease in call money	(5,000)	0	(10,000)
Other, net	2,088	(14,214)	(5,606)
Net cash used in financing activities	(274,579)	(467,193)	(318,477)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	6,755	9,636	(1,509)
Net Increase in Cash and Cash Equivalents	1,003	39,404	54,765
Cash and Cash Equivalents at Beginning of Year	826,296	786,892	732,127
Cash and Cash Equivalents at End of Year	¥ 827,299	¥ 826,296	¥ 786,892